Operating lease assets (excluding land use rights) and lease liabilities - Undiscounted cash payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Undiscounted cash payment
2025	$ 278
2026	143
2027	7
Total undiscounted payments	428
Less: effect of discounting	(14)
Discounted lease liabilities	$ 414